Document and Entity Information	Mar. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2023
Entity Registrant Name	M-TRON INDUSTRIES, INC.
Entity Central Index Key	0001902314
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41391
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-0457944
Entity Address, Address Line One	2525 Shader Road
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32804
City Area Code	407
Local Phone Number	298-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	MPTI
Security Exchange Name	NYSE